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Securities and Exchange Commission
April 21, 1998
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                                   Law Offices
                           DRINKER BIDDLE & REATH LLP
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                           Philadelphia, PA 19107-3496
                            Telephone: (215) 988-2700
                               Fax: (215) 988-2757




                                 April 21, 1998



VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

                  Re:      Investment Services For Educational Associations
                           Trust
                           File Nos. (333-17789/811-7967)

Ladies and Gentlemen:

                  On behalf of Investment Services for Educational Associations Trust (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectus and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #1"), which was filed on April 2, 1998; and (ii) the text of PEA #1 has been filed electronically.

                  The Prospectus and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

                  (1) Prospectus dated April 2, 1998 for the Investment Services for Educational Associations Money Market Fund; and

                  (2) Statement of Additional Information dated April 2, 1998 for the Investment Services for Educational Associations Money Market Fund.

                  Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2447.

                                      Very truly yours,



                                      /s/ Daniel J. Igo
                                      ------------------------------------------
                                      Daniel J. Igo
                                      Fund Production Specialist